INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of components of intangible assets
The components of intangible assets at December 31 were as follows:

	2014
	Cost	Accumulated amortization	Net book value
Patents and trademarks	$14,919	$8,114	$6,805
Licenses	58,302	54,866	3,436
Intellectual property	8,418	7,081	1,337
Customer relationships	52,989	31,060	21,929
Backlog	2,036	2,036	—
Non-compete	2,602	2,602	—
In-process research and development	8,498	4,112	4,386
	$147,764	$109,871	$37,893

	2013
	Cost	Accumulated amortization	Net book value
Patents and trademarks	$16,465	$7,638	$8,827
Licenses	64,494	51,831	12,663
Intellectual property	7,130	7,019	111
Customer relationships	47,539	29,229	18,310
Backlog	1,906	1,906	—
Non-compete	2,955	2,955	—
In-process research and development	7,205	3,485	3,720
	$147,694	$104,063	$43,631

Schedule of estimated annual amortization expense	Estimated annual amortization expense for the next 5 years ended December 31 are as follows:

2015	$7,463
2016	6,033
2017	5,358
2018	4,515
2019	4,206